Commitments and Contingencies - Summary of Capital Expenditures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 2,379,826	¥ 1,261,759
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	1,721,666	1,241,759
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 658,160	¥ 20,000